UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)
Common Stocks 21.0%
Consumer Discretionary 2.9%
Auto Components 0.4%
Autoliv, Inc.*	1,700	93,075
Johnson Controls, Inc.	1,600	53,744

		146,819
Diversified Consumer Services 0.0%
DeVry, Inc.	100	6,239
Hotels Restaurants & Leisure 0.3%
Darden Restaurants, Inc.	2,000	89,500
McDonald's Corp.	68	4,800
Starbucks Corp.	1,300	33,774

		128,074
Household Durables 0.3%
Jarden Corp.	900	28,908
Whirlpool Corp.	1,000	108,870

		137,778
Internet & Catalog Retail 0.1%
Priceline.com, Inc.*	120	31,446
Media 0.6%
Comcast Corp. "A"	2,600	51,324
McGraw-Hill Companies, Inc.	2,400	80,928
Time Warner Cable, Inc.	1,977	111,206
Walt Disney Co.	200	7,368

		250,826
Multiline Retail 0.3%
Nordstrom, Inc.	1,900	78,527
Sears Holdings Corp.*	71	8,588
Target Corp.	800	45,496

		132,611
Specialty Retail 0.9%
Ross Stores, Inc.	1,700	95,200
Signet Jewelers Ltd.*	2,600	83,252
Tiffany & Co.	1,800	87,264
TJX Companies, Inc.	2,200	101,948
Williams-Sonoma, Inc.	900	25,920

		393,584
Consumer Staples 1.8%
Beverages 0.0%
Coca-Cola Co.	100	5,345
Food & Staples Retailing 0.1%
Safeway, Inc.	100	2,360
Wal-Mart Stores, Inc.	968	51,933

		54,293
Food Products 0.8%
Corn Products International, Inc.	300	10,800
Del Monte Foods Co.	5,800	86,652
General Mills, Inc.	1,500	106,770
The Hershey Co.	300	14,103
Tyson Foods, Inc. "A"	4,600	90,114

		308,439
Household Products 0.5%
Colgate-Palmolive Co.	1,300	109,330
Kimberly-Clark Corp.	900	55,134
Procter & Gamble Co.	870	54,079

		218,543
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	1,400	92,288
Herbalife Ltd.	700	33,775

		126,063
Tobacco 0.1%
Philip Morris International, Inc.	500	24,540
Reynolds American, Inc.	600	32,052

		56,592
Energy 2.1%
Energy Equipment & Services 0.5%
Exterran Holdings, Inc.*	1,600	46,640
Oil States International, Inc.*	2,000	96,620
Rowan Companies, Inc.*	1,500	44,700
Unit Corp.*	300	14,331

		202,291
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	400	32,576
Cimarex Energy Co.	500	34,040
ConocoPhillips	2,700	159,813
ExxonMobil Corp.	2,369	160,737
Marathon Oil Corp.	3,200	102,880
Newfield Exploration Co.*	1,700	98,923
Occidental Petroleum Corp.	52	4,610
Williams Companies, Inc.	2,600	61,386

		654,965
Financials 3.2%
Capital Markets 0.4%
Bank of New York Mellon Corp.	200	6,226
Franklin Resources, Inc.	849	98,178
The Goldman Sachs Group, Inc.	100	14,520
Waddell & Reed Financial, Inc. "A"	1,200	44,544

		163,468
Commercial Banks 0.8%
Comerica, Inc.	1,300	54,600
Commerce Bancshares, Inc.	865	35,828
First Citizens BancShares, Inc. "A"	300	61,800
Huntington Bancshares, Inc.	5,300	35,881
M&T Bank Corp.	1,000	87,350
Wells Fargo & Co.	1,600	52,976

		328,435
Consumer Finance 0.7%
American Express Co.	2,700	124,524
AmeriCredit Corp.*	2,100	50,274
Capital One Financial Corp.	2,300	99,843
Discover Financial Services	200	3,092

		277,733
Diversified Financial Services 0.5%
Bank of America Corp.	6,800	121,244
JPMorgan Chase & Co.	1,400	59,612
NYSE Euronext	1,200	39,156

		220,012
Insurance 0.6%
Aflac, Inc.	900	45,864
Allied World Assurance Co. Holdings Ltd.	700	30,499
CAN Financial Corp.*	3,000	84,360
PartnerRe Ltd.	900	69,822
Unitrin, Inc.	800	23,400

		253,945
Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc. (REIT)	3,700	62,715
Public Storage (REIT)	300	29,073

		91,788
Health Care 2.4%
Biotechnology 0.1%
Amgen, Inc.*	200	11,472
Gilead Sciences, Inc.*	900	35,703

		47,175
Health Care Equipment & Supplies 0.3%
Hill-Rom Holdings, Inc.	800	25,368
Hospira, Inc.*	1,600	86,064

		111,432
Health Care Providers & Services 1.4%
AmerisourceBergen Corp.	3,100	95,635
Cardinal Health, Inc.	2,700	93,663
Community Health Systems, Inc.*	1,600	65,376
Coventry Health Care, Inc.*	3,600	85,464
McKesson Corp.	1,200	77,772
Medco Health Solutions, Inc.*	1,100	64,812
UnitedHealth Group, Inc.	3,200	96,992

		579,714
Pharmaceuticals 0.6%
Eli Lilly & Co.	40	1,399
Forest Laboratories, Inc.*	700	19,082
Johnson & Johnson	2,743	176,375
Perrigo Co.	700	42,721
Pfizer, Inc.	803	13,426

		253,003
Industrials 2.2%
Aerospace & Defense 0.5%
ITT Corp.	900	50,013
Northrop Grumman Corp.	1,500	101,745
Raytheon Co.	1,100	64,130

		215,888
Air Freight & Logistics 0.3%
United Parcel Service, Inc. "B"	1,800	124,452
Building Products 0.0%
Owens Corning, Inc.*	200	6,956
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	4,100	88,109
Electrical Equipment 0.0%
Hubbell, Inc. "B"	200	9,294
Industrial Conglomerates 0.7%
3M Co.	1,500	133,005
Carlisle Companies, Inc.	2,300	86,779
General Electric Co.	3,200	60,352

		280,136
Machinery 0.4%
Oshkosh Corp.*	300	11,586
Parker Hannifin Corp.	900	62,262
Timken Co.	2,900	102,022

		175,870
Road & Rail 0.0%
Ryder System, Inc.	61	2,838
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	200	22,108
Information Technology 4.0%
Communications Equipment 0.2%
Cisco Systems, Inc.*	1,000	26,920
F5 Networks, Inc.*	700	47,901

		74,821
Computers & Peripherals 1.0%
Apple, Inc.*	954	249,109
Hewlett-Packard Co.	200	10,394
Seagate Technology*	4,300	78,991
Western Digital Corp.*	1,700	69,853

		408,347
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.*	3,000	91,500
Avnet, Inc.*	900	28,773
Jabil Circuit, Inc.	3,000	45,960
Tech Data Corp.*	1,800	77,220
Vishay Intertechnology, Inc.*	2,800	29,148

		272,601
Internet Software & Services 0.2%
Google, Inc. "A"*	80	42,035
IAC/InterActiveCorp.*	1,600	35,872

		77,907
IT Services 0.7%
Cognizant Technology Solutions Corp. "A"*	200	10,236
Computer Sciences Corp.*	1,700	89,063
International Business Machines Corp.	1,591	205,239

		304,538
Office Electronics 0.2%
Xerox Corp.	9,400	102,460
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp.	6,400	146,112
Micron Technology, Inc.*	1,100	10,285

		156,397
Software 0.6%
Microsoft Corp.	8,100	247,374
Symantec Corp.*	700	11,739

		259,113
Materials 1.0%
Chemicals 0.6%
Cytec Industries, Inc.	1,800	86,508
Huntsman Corp.	2,500	28,525
Lubrizol Corp.	1,000	90,340
Nalco Holding Co.	900	22,257

		227,630
Metals & Mining 0.0%
Walter Energy, Inc.	200	16,162
Paper & Forest Products 0.4%
International Paper Co.	3,500	93,590
MeadWestvaco Corp.	2,500	67,925

		161,515
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	7,131	185,834
Verizon Communications, Inc.	2,000	57,780

		243,614
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	2,600	90,116
Utilities 0.6%
Electric Utilities 0.3%
Edison International	58	1,994
Exelon Corp.	2,100	91,539
FirstEnergy Corp.	600	22,722

		116,255
Gas Utilities 0.0%
National Fuel Gas Co.	400	20,808
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	1,400	49,490
NRG Energy, Inc.*	1,849	44,690

		94,180
Multi-Utilities 0.1%
Ameren Corp.	1,300	33,748
NSTAR	100	3,660

		37,408

Total Common Stocks (Cost $7,586,013)		8,770,136

	Principal Amount ($)	Value ($)
Government & Agency Obligation 78.6%
US Treasury Obligation
US Treasury STRIPS, 5.311% **, 2/15/2012 (Cost $30,441,031)	33,445,000	32,922,456

	Shares	Value ($)
Cash Equivalents 0.9%
Central Cash Management Fund, 0.21% (a) (Cost $384,678)	384,678	384,678

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $38,411,722) †	100.5	42,077,270
Other Assets and Liabilities, Net	(0.5)	(202,921)

Net Assets	100.0	41,874,349

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $38,540,193. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $3,537,077. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,752,170 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $215,093.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(b)	$8,770,136	$—	$—	$8,770,136
Government & Agency Obligation	—	32,922,456	—	32,922,456
Short-Term Investments	384,678	—	—	384,678
Total	$9,154,814	$32,922,456	$—	$42,077,270

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010